Intangible assets - Changes in DAC and other intangibles (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Movements in deferred acquisition costs and intangible assets
At end of period		$ 6,858
Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of period		6,394
Additions		1,185
Amortisation to the income statement		(651)	$ (518)
Disposals and transfers		(7)
Exchange differences and other movements		(112)
At end of period		6,809	6,394
Shareholder-backed | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
Additions		848
Amortisation to the income statement		(343)
Amortisation of DAC related to the discontinued US operations recognised within other comprehensive income		(43)
At end of period		2,815
Shareholder-backed | PVIF and other intangibles
Movements in deferred acquisition costs and intangible assets
Additions		337
Amortisation to the income statement		(308)
Disposals and transfers		(7)
Exchange differences and other movements		(69)
At end of period		3,994
Discontinued US operations
Movements in deferred acquisition costs and intangible assets
At beginning of period		13,881
At end of period			13,881
Discontinued US operations | Shareholder-backed
Movements in deferred acquisition costs and intangible assets
Removal of discontinued US operations		(13,881)
Amortisation to the income statement			374
Discontinued US operations | Shareholder-backed | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
Removal of discontinued US operations		(13,863)
Discontinued US operations | Shareholder-backed | PVIF and other intangibles
Movements in deferred acquisition costs and intangible assets
Removal of discontinued US operations		(18)
Continuing and discontinued operations
Movements in deferred acquisition costs and intangible assets
At beginning of period	[1]	20,345
At end of period	[1]		20,345
Continuing and discontinued operations | Shareholder-backed
Movements in deferred acquisition costs and intangible assets
At beginning of period		20,275	17,409
Additions			2,471
Amortisation to the income statement		(651)	(144)
Amortisation of DAC related to the discontinued US operations recognised within other comprehensive income			494
Disposals and transfers			(12)
Exchange differences and other movements			57
At end of period			20,275
Continuing and discontinued operations | Shareholder-backed | Deferred acquisition costs
Movements in deferred acquisition costs and intangible assets
At beginning of period		16,216
Amortisation to the income statement		(343)
At end of period			16,216
Continuing and discontinued operations | Shareholder-backed | PVIF and other intangibles
Movements in deferred acquisition costs and intangible assets
At beginning of period		4,059
Amortisation to the income statement		$ (308)
At end of period			$ 4,059

[1]	The 31 December 2020 comparative statement of financial position included discontinued US operations.